Common Shareholders' Equity (Details Textual)					12 Months Ended
	Dec. 02, 2020 CLP ($) $ / shares	Apr. 15, 2020 CLP ($) $ / shares	Dec. 31, 2013 CLP ($)	Dec. 31, 2012 CLP ($)	Dec. 31, 2020 CLP ($) shares	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2008 CLP ($)	Dec. 31, 1979 CLP ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 04, 2019 CLP ($) $ / shares	Apr. 17, 2019 CLP ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 05, 2018 CLP ($) $ / shares	Nov. 13, 2018 shares	Jun. 05, 2018 CLP ($)	Jun. 05, 2018 ARS ($)	Apr. 30, 2018 CLP ($)	Apr. 30, 2018 ARS ($)	Apr. 11, 2018 CLP ($) $ / shares	Dec. 31, 2017 $ / shares	Dec. 06, 2017 CLP ($) $ / shares
Disclosure of Common Shareholders' Equity [Line Items]
Issued capital					$ 562,693,346,000	$ 562,693,346,000
Number of shares issued and fully paid | shares					369,502,872													(12,000)
Description of dividend policy					50% of the Net income attributable to Equity holders of the parent of the year.
Dividend payables																			$ 129,858,280,000	$ 5,141,760,000,000	$ 104,729,404,000	$ 4,146,778,022,400
Reserve of exchange differences on translation					$ 153,975,058,000	101,931,435,000	$ 118,054,328,000
Reserve of cash flow hedges					3,297,873,000	329,691,000	80,188,000
Reserve of remeasurements of defined benefit plans					9,026,175,000	7,728,154,000	4,840,574,000
Other reserves					(187,924,176,000)	(137,502,529,000)
Increase decrease through adjustments due to reassessment of fixed assets											$ 4,087,396,000
Increase decrease through adjustments of price level restatement of paid up capital										$ 17,615,333,000
Manantial S.A. [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital			$ 7,801,153	$ 9,779,475
Alimentos Nutrabien S.A [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital									$ 5,426,209
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital							13,054,114	$ 2,075,441
Interim dividend [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Dividend payables	$ 20,692,161,000													$ 27,712,715,000			$ 51,730,402,000								$ 25,865,201,000
Dividend per Share | (per share)	$ 56											$ 56.0000	$ 75.0000	$ 75		$ 140.0000	$ 140							$ 70.0000	$ 70
Other reserves					$ 28,220,816,000	$ 28,172,631,000	$ 28,233,512,000
Dividend paid date	Dec. 30, 2020				Dec. 30, 2020	Dec. 26, 2019	Jan. 04, 2019	Jan. 05, 2018
Final dividend [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Dividend payables		$ 66,492,334,000													$ 132,404,074,000								$ 40,234,551,000
Dividend per Share | (per share)		$ 179.95079											$ 179.97079		$ 35,833,030	$ 358.33030							$ 108.88833	$ 108.88833
Percentage of dividend distribution																							31.04%
Dividend paid date		Apr. 24, 2020				Apr. 24, 2020	Apr. 29, 2019	Apr. 26, 2018